Net debt (Tables)	12 Months Ended
Dec. 31, 2024
Net debt.
Summary of closing net debt

		2024	2023
	Notes	£m	£m
Current
Cash and cash equivalents in the Consolidated Balance Sheet	C3	925	1,562
Other investments[1]	C4	2	1
Fair value of debt-related derivatives		(3)	(18)
Bank and other short-term borrowings[2]		(1,166)	(1,134)
Lease liabilities	B4	(130)	(127)
Non-current
Fair value of debt-related derivatives		(23)	41
Bank and other long-term borrowings[3]		(2,498)	(3,153)
Lease liabilities	B4	(315)	(318)
Total net debt		(3,208)	(3,146)
1.	Net debt excludes other investments which are non-cash, such as the investment in unlisted shares.
2.	Bank and other short-term borrowings consists of £nil bond debt (2023: £347), £553m overdraft (2023: £730m), £575m loans (2023: £17m), and £38m bond accruals (2023: £40m).
3.	Bank and other long-term borrowings consists of £2,494m bond debt (2023: £2,596m) and £4m loans (2023: £557m).

Summary of currency split and cash flows of bank, other borrowings and debt-related derivatives

	2024	2023
	£m	£m
Pound sterling	921	1,075
Euro	873	934
US dollar	1,887	2,212
Other currencies	9	43
Carrying value	3,690	4,264
Effect of discounting	387	525
Undiscounted value	4,077	4,789
Analysis of undiscounted cash flows of bank and other borrowings:
Less than one year	1,251	1,185
Between one and five years	1,848	2,601
More than five years	978	1,003
Future minimum payments	4,077	4,789

Summary of reconciliation of net change in cash and cash equivalents to net debt

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2024	flows	acquisitions)	and other)	2024
	Notes	£m	£m	£m	£m	£m
Bank and other short-term borrowings		(1,134)	602	(99)	(535)	(1,166)
Bank and other long-term borrowings		(3,153)	—	—	655	(2,498)
Lease liabilities	B4	(445)	169	(146)	(23)	(445)
Other investments		1	1	—	—	2
Fair value of debt-related derivatives		23	68	(7)	(110)	(26)
Gross debt		(4,708)	840	(252)	(13)	(4,133)
Cash and cash equivalents in the Consolidated Balance Sheet		1,562	(637)	—	—	925
Net debt		(3,146)	203	(252)	(13)	(3,208)

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2023	flows	acquisitions)	and other)	2023
	Notes	£m	£m	£m	£m	£m
Bank and other short-term borrowings		(1,345)	664	(106)	(347)	(1,134)
Bank and other long-term borrowings		(3,574)	—	—	421	(3,153)
Lease liabilities	B4	(460)	182	(162)	(5)	(445)
Other investments		1	—	—	—	1
Fair value of debt-related derivatives		(71)	39	(1)	56	23
Gross debt		(5,449)	885	(269)	125	(4,708)
Cash and cash equivalents in the Consolidated Balance Sheet		2,170	(601)	—	(7)	1,562
Net debt		(3,279)	284	(269)	118	(3,146)

Summary of effect of offsetting in balance sheet due to financial instruments subject to enforceable netting arrangements

					Amount
			Gross		subject to
			amounts set	Net amounts	master
		Gross	off in the	presented in the	netting
		amount	balance sheet	balance sheet	arrangement	Net amount
		2024	2024	2024	2024	2024
	Notes	£m	£m	£m	£m	£m
Financial assets
Cash and cash equivalents	C3	925	—	925	(553)	372
Trade and other receivables	A3	889	—	889	—	889
Other financial assets	C4	2	—	2	—	2
Derivative financial instruments	C6	6	—	6	(1)	5
Total		1,822	—	1,822	(554)	1,268
Financial liabilities
Trade and other payables	A5	(847)	—	(847)	—	(847)
Borrowings	C2	(3,664)	—	(3,664)	553	(3,111)
Lease liabilities	B4	(445)	—	(445)	–	(445)
Derivative financial instruments	C6	(32)	—	(32)	1	(31)
Total		(4,988)	—	(4,988)	554	(4,434)

			Gross		Amount
			amounts set		subject to
			off in the	Net amounts	master
		Gross	balance	presented in the	netting
		amount	sheet	balance sheet	arrangement	Net amount
		2023	2023	2023	2023	2023
	Notes	£m	£m	£m	£m	£m
Financial assets
Cash and cash equivalents	C3	1,562	—	1,562	(730)	832
Trade and other receivables	A3	857	—	857	—	857
Other financial assets	C4	1	—	1	—	1
Derivative financial instruments	C6	70	—	70	(26)	44
Total		2,490	—	2,490	(756)	1,734
Financial liabilities
Trade and other payables	A5	(866)	—	(866)	—	(866)
Borrowings	C2	(4,287)	—	(4,287)	730	(3,557)
Lease liabilities	B4	(445)	—	(445)	—	(445)
Derivative financial instruments	C6	(48)	—	(48)	26	(22)
Total		(5,646)	—	(5,646)	756	(4,890)